Marketable Securities	3 Months Ended
Mar. 31, 2014
Cash And Cash Equivalents [Abstract]
Marketable Securities

3. Marketable Securities

Marketable available-for-sale securities as of December 31, 2013 and March 31, 2014 consist of the following (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
As of December 31, 2013:
Corporate debt securities	$6,355	$3	$(2)	$6,356
Asset-backed securities	486	1	—	487

	$6,841	$4	$(2)	$6,843

As of March 31, 2014:
Corporate debt securities	$5,832	$2	$—	$5,834
Asset-backed securities	356	1	—	357

	$6,188	$3	$—	$6,191

As of December 31, 2013, and March 31, 2014, the Company’s corporate debt marketable securities had contractual maturities of less than one year and asset-backed securities had contractual maturities between 2-5 years. Realized gains and losses were immaterial for the years ended December 31, 2013 and 2012 and the three months ended March 31, 2014 and 2013. None of these investments have been in a continuous unrealized loss position for more than 12 months as of December 31, 2013. The company did not hold any marketable securities as of December 31, 2012.